Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan. 27, 2023
Class A C S I N R T Shares | Janus Henderson Global Select Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Henderson Global Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Global Select Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 138 of the Fund’s Prospectus and in the “Purchases” section on page 79 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends,taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.81% for at least a one-year period commencing on January   27, 2023. Thiscontractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 138 of the Fund’s Prospectus and in the “Purchases” section on page 79 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and the Total Annual Fund Operating Expenses thereafter. Class C Shares automatically convert to Class A Shares after eight years. The Example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by normally investing in a portfolio of 40-65 domestic and foreign common stocks selected for their growth potential and normally investing at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. A security is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the company’s revenues are derived from outside of the United States; or (iii) a majority of the company’s assets are located outside of the United States. The Fund may also invest in Chinese companies listed on U.S. exchanges structured as variable interest entities. The Fund may invest in companies of any size throughout the world, from larger, well-established companies to smaller, emerging growth companies. The Fund may invest in emerging markets but will normally limit such investments to 30% of its net assets, measured at the time of purchase. As of September 30, 2022, the Fund held stocks of 58 companies. Of these holdings, 40 comprised approximately 85.49% of the Fund’s holdings.The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers will generally consider selling a security when, among other things, the security no longer reflects the portfolio managers’ investment thesis, the security approaches or exceeds its targeted value, there has been a change in a security’s risk/reward potential, or a better idea is identified.The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward currency contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices. The principal risks associated with investing in the Fund are set forth below.Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolongedmarket downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries or sectors, it may have a significant portion of its assets invested in securities of companies conducting similar business, or business within the same economic sector. Companies in the same industry or economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.Emerging Markets Risk. Emerging market securities involve a number of risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies. Information about emerging market companies, including financial information, may be less available or reliable and the Adviser’s ability to conduct due diligence with respect to such companies may be limited. Accordingly, these investments may be potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the taxation systems at the federal, regional, and local levels in developing or emerging market countries may be less transparent, inconsistently enforced, and subject to change. Emerging markets may be subject to a higher degree of corruption and fraud than developed markets and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness, and/or resources than participants in developed markets. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities. Foreign and emerging market risks may also be heightened to the extent the Fund has exposure to Chinese issuers through variable interest entities, which subjects the Fund to the risks associated with the underlying Chinese issuer or operating company.Foreign Exposure Risk. Foreign markets, including emerging markets, can be more volatile than the U.S. market. As a result, the Fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. The Fundmay underperform its benchmark index or other mutual funds with similar investment objectives.Issuer Concentration Risk. The Fund’s portfolio may be comprised of a relatively small number of issuers in comparison to other funds. As a result, the Fund may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer held by the Fund and may be susceptible to greater losses because of these developments.Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.Small- and Mid-Sized Companies Risk. Investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers.Derivatives Risk. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by theFund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited. Derivatives used for hedging purposes may reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge.Liquidity Risk. The Fund may invest in securities or instruments that do not trade actively or in large volumes, and may make investments that are less liquid than other investments. Also, the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on August 4, 2017.•The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.•The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.•The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.•The performance shown for Class N Shares for periods prior to August 4, 2017, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009 or Class N Shares of the Fund had been available during periods prior to August 4, 2017, the performance shown for each respective share class may have been different. The performance shown for the periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	 The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	 janushenderson.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:2nd Quarter 202021.21%Worst Quarter:1st Quarter 2020– 26.39%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/22)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The one year return is calculated to include the contingent deferred sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	 After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s primary benchmark index is the MSCI All Country World Index. The index is described below.•The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Class A C S I N R T Shares | Janus Henderson Global Select Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.04%	[1]
1 Year	rr_ExpenseExampleYear01	$ 675
3 Years	rr_ExpenseExampleYear03	887
5 Years	rr_ExpenseExampleYear05	1,116
10 Years	rr_ExpenseExampleYear10	1,773
1 Year	rr_ExpenseExampleNoRedemptionYear01	675
3 Years	rr_ExpenseExampleNoRedemptionYear03	887
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,116
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,773
Class A C S I N R T Shares | Janus Henderson Global Select Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.89%	[1]
1 Year	rr_ExpenseExampleYear01	$ 292
3 Years	rr_ExpenseExampleYear03	669
5 Years	rr_ExpenseExampleYear05	1,172
10 Years	rr_ExpenseExampleYear10	2,250
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	669
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,172
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,250
Class A C S I N R T Shares | Janus Henderson Global Select Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.97%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	2.64%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.33%	[1]
1 Year	rr_ExpenseExampleYear01	$ 135
3 Years	rr_ExpenseExampleYear03	967
5 Years	rr_ExpenseExampleYear05	1,816
10 Years	rr_ExpenseExampleYear10	4,016
1 Year	rr_ExpenseExampleNoRedemptionYear01	135
3 Years	rr_ExpenseExampleNoRedemptionYear03	967
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,816
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,016
Class A C S I N R T Shares | Janus Henderson Global Select Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.77%	[1]
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
1 Year	rr_ExpenseExampleNoRedemptionYear01	79
3 Years	rr_ExpenseExampleNoRedemptionYear03	246
5 Years	rr_ExpenseExampleNoRedemptionYear05	428
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 954
Class A C S I N R T Shares | Janus Henderson Global Select Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.69%	[1]
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	221
5 Years	rr_ExpenseExampleNoRedemptionYear05	384
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 859
Class A C S I N R T Shares | Janus Henderson Global Select Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	2.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.67%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	2.09%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.58%	[1]
1 Year	rr_ExpenseExampleYear01	$ 161
3 Years	rr_ExpenseExampleYear03	930
5 Years	rr_ExpenseExampleYear05	1,720
10 Years	rr_ExpenseExampleYear10	3,788
1 Year	rr_ExpenseExampleNoRedemptionYear01	161
3 Years	rr_ExpenseExampleNoRedemptionYear03	930
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,720
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,788
Class A C S I N R T Shares | Janus Henderson Global Select Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.92%	[1]
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
1 Year	rr_ExpenseExampleNoRedemptionYear01	94
3 Years	rr_ExpenseExampleNoRedemptionYear03	293
5 Years	rr_ExpenseExampleNoRedemptionYear05	509
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,131
2013	rr_AnnualReturn2013	26.98%
2014	rr_AnnualReturn2014	6.88%
2015	rr_AnnualReturn2015	(4.61%)
2016	rr_AnnualReturn2016	3.31%
2017	rr_AnnualReturn2017	31.06%
2018	rr_AnnualReturn2018	(9.86%)
2019	rr_AnnualReturn2019	27.32%
2020	rr_AnnualReturn2020	15.99%
2021	rr_AnnualReturn2021	16.05%
2022	rr_AnnualReturn2022	(10.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.39%)
Class A C S I N R T Shares | Janus Henderson Global Select Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.30%)	[2]
5 Years	rr_AverageAnnualReturnYear05	5.41%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.54%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2000	[2]
Class A C S I N R T Shares | Janus Henderson Global Select Fund | Return Before Taxes | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.75%)	[3]
5 Years	rr_AverageAnnualReturnYear05	5.76%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.27%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2000	[3]
Class A C S I N R T Shares | Janus Henderson Global Select Fund | Return Before Taxes | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.41%)
5 Years	rr_AverageAnnualReturnYear05	6.34%
10 Years	rr_AverageAnnualReturnYear10	8.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2000
Class A C S I N R T Shares | Janus Henderson Global Select Fund | Return Before Taxes | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.92%)
5 Years	rr_AverageAnnualReturnYear05	6.96%
10 Years	rr_AverageAnnualReturnYear10	9.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2000
Class A C S I N R T Shares | Janus Henderson Global Select Fund | Return Before Taxes | Class N
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.78%)
5 Years	rr_AverageAnnualReturnYear05	7.05%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2000
Class A C S I N R T Shares | Janus Henderson Global Select Fund | Return Before Taxes | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.69%)
5 Years	rr_AverageAnnualReturnYear05	6.05%
10 Years	rr_AverageAnnualReturnYear10	8.63%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2000
Class A C S I N R T Shares | Janus Henderson Global Select Fund | Return Before Taxes | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.04%)
5 Years	rr_AverageAnnualReturnYear05	6.80%
10 Years	rr_AverageAnnualReturnYear10	9.31%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2000
Class A C S I N R T Shares | Janus Henderson Global Select Fund | Return After Taxes on Distributions | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.60%)
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	8.21%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2000
Class A C S I N R T Shares | Janus Henderson Global Select Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)	[4]
5 Years	rr_AverageAnnualReturnYear05	5.10%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.51%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2000	[4]
Class A C S I N R T Shares | Janus Henderson Global Select Fund | MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.36%)
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	7.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Class A C S I N R T Shares | Janus Henderson Global Select Fund | MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.36%)
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	7.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Class A C S I N R T Shares | Janus Henderson Global Select Fund | MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.36%)
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	7.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Class A C S I N R T Shares | Janus Henderson Global Select Fund | MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.36%)
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	7.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Class A C S I N R T Shares | Janus Henderson Global Select Fund | MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class N
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.36%)
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	7.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Class A C S I N R T Shares | Janus Henderson Global Select Fund | MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.36%)
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	7.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Class A C S I N R T Shares | Janus Henderson Global Select Fund | MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.36%)
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	7.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%

[1]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends,taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.81% for at least a one-year period commencing on January 27, 2023. Thiscontractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.